497(d)
                                                                       333-59717

                         SUPPLEMENT DATED AUGUST 5, 2004
                                       TO
                                 THE PROSPECTUS
                              DATED AUGUST 5, 2004

        FOR THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT
                UNDER FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS


                         SUPPLEMENT DATED AUGUST 5, 2004
                                       TO
                        MONY VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 3, 2004

                                       AND

                          MONY CUSTOM MASTER PROSPECTUS
                                DATED MAY 4, 2004

         FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS


                                    ISSUED BY
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                                  212-554-1234


Effective August 5, 2004, you may resume making purchase payments or transfers, or initiate rollovers to the Guaranteed Interest Account with Market Value Adjustment as described in the Prospectus.


    PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FURTHER REFERENCE.